CONVERTIBLE NOTES PAYABLE (Details Narrative 1)																							1 Months Ended				2 Months Ended		9 Months Ended	11 Months Ended	12 Months Ended
	Dec. 16, 2019 USD ($)	Nov. 25, 2019 USD ($)	Nov. 19, 2019	Nov. 15, 2019 USD ($)	Nov. 12, 2019 USD ($)	Jul. 30, 2019 USD ($) $ / shares shares	Jul. 24, 2019 USD ($) shares	Jul. 16, 2019 USD ($)	May 25, 2019 USD ($)	May 19, 2019 USD ($) $ / shares	Jan. 23, 2019 USD ($)	Nov. 05, 2018 USD ($)	Oct. 16, 2018 USD ($)	Oct. 08, 2018 USD ($)	Aug. 31, 2018 USD ($)	Jul. 26, 2018 USD ($)	Jun. 12, 2018 USD ($)	May 14, 2018 USD ($)	Apr. 17, 2018	Jul. 31, 2017 USD ($) $ / shares	Jun. 27, 2017 USD ($) $ / shares	Jun. 13, 2017 USD ($) $ / shares	Nov. 18, 2019 shares	Jul. 30, 2019 USD ($) $ / shares shares	May 25, 2019 USD ($)	Feb. 12, 2019 USD ($) $ / shares	Aug. 07, 2019 USD ($) $ / shares	May 24, 2019 USD ($) $ / shares	Sep. 30, 2020 USD ($)	Dec. 17, 2019 shares	Dec. 31, 2019 USD ($)	Oct. 31, 2019	Jul. 26, 2019	Dec. 31, 2018 USD ($)
Short-term Debt [Line Items]
Accrued interest																															$ 11,643
Convertible debt																													$ 597,410		359,362			$ 790,093
Unamortized discount																													$ 930,671		371,387			777,242
Number of shares issued on debt conversion | shares																							17,641,713							99,106,803
Convertible notes payable																																		$ 589,812
Interest expense debt																															$ 188,159
Joseph W and Patricia G Abrams [Member] | Debt Exchange Agreements [Member]
Short-term Debt [Line Items]
Conversion price (in dollars per share) | $ / shares						$ 0.20																		$ 0.20
Description of reverse stock split																															The balance of the note as of July 30, 2019, plus accrued interest thereon was $34,239 and was exchanged for 552,250 post reverse split shares of common stock on November 18, 2019.
8% Convertible Notes Payable Due December 10, 2017 [Member] | Joseph W and Patricia G Abrams [Member] | Debt Exchange Agreements [Member]
Short-term Debt [Line Items]
Description of reverse stock split																								Exchange price of $0.0063 pre reverse split ($0.063 post reverse split that was effected in November 2019) per share. The Company did not have sufficient unissued shares to effect the exchange until the reverse stock split of 10:1 shares came into effect on November 1, 2019.							The balance of the note as of July 30, 2019, plus accrued interest thereon was $4,822 and was exchanged for 77,776 post reverse split shares of common stock on November 18, 2019.
8% Convertible Notes Payable Due December 10, 2017 [Member] | Joseph W and Patricia G Abrams [Member] | Securities Purchase Agreement [Member]
Short-term Debt [Line Items]
Conversion price (in dollars per share) | $ / shares																						$ 0.20
Description of conversion terms																						The Company exchanged a note issued to Joseph W and Patricia G Abrams ("Abrams") with a principal amount of $25,000, together with accrued interest thereon of $1,247, totaling $26,247, for a convertible note, principal amount of $26,247, bearing interest at 12% per annum and matured on December 10, 2017. Pursuant to the terms of an agreement entered into with the note holder, the maturity date was extended to December 10, 2018 and the interest rate was increased to 15% per annum.
Exchange price (in dollars per share) | $ / shares																						$ 0.0063
Face amount																						$ 25,000
Accrued interest																						1,247
Convertible debt																						$ 26,247
Increase interest rate																						15.00%
12% Convertible Notes Payable Due January 27, 2018 [Member] | Joseph W and Patricia G Abrams [Member]
Short-term Debt [Line Items]
Conversion price (in dollars per share) | $ / shares																				$ 0.25
Description of conversion terms																				The Company issued a Convertible Promissory Note to Abrams in the aggregate principal amount of $3,753. The note had a maturity date of January 27, 2018 and a coupon of 12% per annum. Pursuant to terms of an agreement entered into with the note holder, the maturity date was extended to January 27, 2019 and the interest rate was increased to 15% per annum.
Face amount																				$ 3,753
Increase interest rate																				15.00%
12% Convertible Notes Payable Due December 16, 2017 [Member] | Roman Shefer [Member]
Short-term Debt [Line Items]
Conversion price (in dollars per share) | $ / shares						0.20															$ 0.20			$ 0.20
Description of conversion terms																					The Company entered into a convertible promissory note in the aggregate principal amount of $10,000. The note bore interest at 12% per annum and matured on December 16, 2017. Pursuant to the terms of an agreement entered into with the note holder, the maturity date was extended to December 24, 2018 and the interest rate was increased to 15% per annum.
Exchange price (in dollars per share) | $ / shares						0.0063																		$ 0.0063
Face amount																					$ 10,000
Increase interest rate																					15.00%
Description of reverse stock split																								Exchange price of $0.0063 pre reverse split ($0.063 post reverse split that was effected in November 2019) per share. The Company did not have sufficient unissued shares to effect the exchange until the reverse stock split of 10:1 shares came into effect on November 1, 2019.							The balance of the note as of July 30, 2019, plus accrued interest thereon was $12,988 and was exchanged for 209,479 post reverse split shares of common stock on November 18, 2019.
8% Convertible Notes Payable Due May 14, 2019 [Member] | Crown Bridge Partners [Member]
Short-term Debt [Line Items]
Conversion price (in dollars per share) | $ / shares																										$ 0.0128
Description of conversion terms																		The Company had the right to prepay the note for the first 180 days, subject to a penalty ranging from 10% to 35% of the prepayment, dependent upon the timing of the prepayment. The outstanding principal amount of the note was convertible at any time and from time to time at the election of the holder into shares of the Company's common stock at a conversion price equal to 60% of the lowest trading price during the previous fifteen (15) trading days.
Face amount																		$ 27,500								$ 27,500
Debt instrument fee																										1,500
Interest expense debt																										$ 1,580
Description of reverse stock split																										an average conversion price of $0.0128 pre reverse split ($0.128 post reverse split that was effected in November 2019), into 2,380,300 pre reverse split (238,030 post reverse split that was effected in November 2019) shares of common stock, thereby extinguishing the note.
Maturity date																		May 14, 2019
Interest rate																		8.00%
8% Convertible Notes Payable Due June 12, 2019 [Member] | Crown Bridge Partners [Member]
Short-term Debt [Line Items]
Conversion price (in dollars per share) | $ / shares																												$ 0.0043
Description of conversion terms																	The Company had the right to prepay the note for the first 180 days, subject to a penalty ranging from 10% to 35% of the prepayment, dependent upon the timing of the prepayment. The outstanding principal amount of the note was convertible at any time and from time to time at the election of the holder into shares of the Company's common stock at a conversion price equal to 60% of the lowest trading price during the previous fifteen (15) trading days.
Face amount																	$ 27,500											$ 27,500
Debt instrument fee																												1,500
Interest expense debt																												$ 1,896
Description of reverse stock split																												An average conversion price of $0.0043 pre reverse split ($0.043 post reverse split that was effected in November 2019), into 7,146,260 pre reverse split (714,626 post reverse split that was effected in November 2019) shares of common stock, thereby extinguishing the note.
Maturity date																	Jun. 12, 2019
Interest rate																	8.00%
Global Consulting Alliance [Member] | Convertible Promissory Note Due September 15, 2019 [Member]
Short-term Debt [Line Items]
Conversion price (in dollars per share) | $ / shares						0.00304																		$ 0.00304
Description of conversion terms																									The outstanding principal amount of the note was convertible after 180 days, at the election of the holder into shares of the Company's common stock at a conversion price equal to 62% of the lowest three trading prices during the previous ten (10) trading days.
Accrued interest																									$ 3,275
Number of shares issued on debt conversion | shares																								28,823,153
Debt converted amount																								$ 87,565
Description of reverse stock split																								Pre reverse split (2,882,216 post reverse split that was effected in November 2019) shares of common stock at a conversion price of $0.00304 pre reverse split ($0.0304 post reverse split that was effected in November 2019) per share, thereby extinguishing the note.
Loss on conversion																								$ 88,256
Maturity date																									Sep. 15, 2019
Global Consulting Alliance [Member] | Convertible Promissory Note Due September 15, 2019 [Member]
Short-term Debt [Line Items]
Convertible notes payable									$ 83,000																$ 83,000
Interest rate									8.00%																8.00%
Global Consulting Alliance [Member] | Convertible Promissory Note Due May 24, 2020 [Member]
Short-term Debt [Line Items]
Description of conversion terms									The outstanding principal amount of the note was convertible after 180 days, at the election of the holder into shares of the Company's common stock at a conversion price equal to 60% of the lowest two trading prices during the previous ten (10) trading days.
Convertible debt									$ 34,510																$ 34,510
Number of shares issued on debt conversion | shares																								12,158,241
Description of reverse stock split																								Pre reverse split shares (1,215,825 post reverse split that was effected in November 2019) shares of common stock at a conversion price of $0.00288 pre reverse split ($0.0288 post reverse split that was effected in November 2019) per share., thereby extinguishing the note.
Loss on conversion																								$ 35,016
Maturity date									May 24, 2020
Post reverse split shares | shares																								1,215,825
Crown Bridge Partners [Member] | 8% Convertible Notes Payable Due July 26, 2019 [Member]
Short-term Debt [Line Items]
Description of conversion terms	The Company received a notice of conversion from Crown Bridge Partners converting $8,800 of principal, fees thereon of $500 and interest of $2,409 into 1,045,457 shares of common stock at a conversion price of $0.011 per share, thereby extinguishing the note. The Company incurred a loss on conversion of $58,336.
Face amount	$ 8,800
Accrued interest	$ 2,409
Penalty interest rate																																	50.00%
Default interest rate																																	12.00%
Crown Bridge Partners [Member] | 8% Convertible Notes Payable Due August 31, 2019 [Member]
Short-term Debt [Line Items]
Description of conversion terms															The Company had the right to prepay the note for the first 180 days, subject to a penalty ranging from 10% to 35% of the prepayment, dependent upon the timing of the prepayment. The outstanding principal amount of the note was convertible at any time and from time to time at the election of the holder into shares of the Company's common stock at a conversion price equal to 60% of the lowest trading price during the previous ten (10) trading days.
Face amount															$ 27,500
Accrued interest																															$ 30,803
Penalty interest rate															50.00%
Default interest rate															12.00%
Maturity date															Aug. 31, 2019
Interest rate															8.00%
Crown Bridge Partners [Member] | 15% Convertible Notes Payable Due October 16, 2019 [Member]
Short-term Debt [Line Items]
Description of conversion terms													The outstanding principal amount of the note is convertible after 180 days, at the election of the holder into shares of the Company's common stock at a conversion price equal to 60% of the lowest trading price during the previous fifteen (15) trading days.
Face amount													$ 27,500
Accrued interest																															30,387
Conversion ratio													0.60
Penalty interest rate																																50.00%
Default interest rate																																12.00%
Maturity date													Oct. 16, 2019
Interest rate													8.00%
Crown Bridge Partners [Member] | 15% Convertible Notes Payable Due December 26, 2019 [Member]
Short-term Debt [Line Items]
Accrued interest																															1,206
Crown Bridge Partners [Member] | 8% Convertible Notes Payable Due October 16, 2019 [Member]
Short-term Debt [Line Items]
Conversion price (in dollars per share) | $ / shares																											$ 0.0026
Description of conversion terms																The Company had the right to prepay the note for the first 180 days, subject to a penalty ranging from 10% to 35% of the prepayment, dependent upon the timing of the prepayment. The outstanding principal amount of the note was convertible at any time and from time to time at the election of the holder into shares of the Company's common stock at a conversion price equal to 60% of the lowest trading price during the previous ten (10) trading days.
Face amount																$ 27,500											$ 18,700
Debt instrument fee																											$ 1,000
Description of reverse stock split																											An average conversion price of $0.0026 pre reverse split ($0.026 post reverse split that was effected in November 2019), into 7,700,000 pre reverse split (770,000 post reverse split that was effected in November 2019) shares of common stock.
Maturity date																Jul. 26, 2019
Interest rate																8.00%
Alex Pereira [Member] | 8% Convertible Notes Payable Due May 16, 2018 [Member] | Debt Purchase Agreement [Member]
Short-term Debt [Line Items]
Conversion price (in dollars per share) | $ / shares										$ 0.0047
Face amount										$ 9,660
Number of shares issued on debt conversion | shares							3,414,786
Debt converted amount							$ 10,692
Description of reverse stock split							Pre reverse split (341,479 post reverse split that was effected in November 2019) shares of common stock at a conversion price of $0.003131 pre reverse split (0.0313 post reverse split that was effected in November 2019) per share, thereby extinguishing the note. The Company incurred a loss on conversion of $9,797.			Pre reverse split ($0.047 post reverse split that was effected in November 2019), into 2,049,981 pre reverse split (204,999 post reverse split that was effected in November 2019) shares of common stock.
Loss on conversion							$ 9,797
Alex Pereira [Member] | 8% Convertible Notes Payable Due November 5, 2019 [Member] | Debt Purchase Agreement [Member]
Short-term Debt [Line Items]
Description of conversion terms												The Company has the right to prepay the note prior to maturity in accordance with penalty provisions set forth in the note. The outstanding principal amount of the note is convertible after 180 days, at the election of the holder into shares of the Company's common stock at a conversion price equal to 62% of the lowest trading price during the previous ten (10) trading days.
Face amount												$ 19,250
Conversion ratio												0.62
Maturity date												Nov. 05, 2019
Interest rate												8.00%
BOBA Management Corporation [Member] | Convertible Promissory Note Due January 23, 2020 [Member]
Short-term Debt [Line Items]
Conversion price (in dollars per share) | $ / shares						$ 0.003																		$ 0.003
Description of conversion terms											The outstanding principal amount of the note was convertible after 180 days, at the election of the holder into shares of the Company's common stock at a conversion price equal to 60% of the lowest three trading prices during the previous ten (10) trading days.
Face amount											$ 92,884
Convertible debt						$ 96,710																		$ 96,710
Conversion ratio											0.60
Number of shares issued on debt conversion | shares						32,894,528
Description of reverse stock split						Pre reverse split (3,289,453 post reverse split that was effected in November 2019) shares of common stock at a conversion price of $0.003 pre reverse split ($0.03 post reverse split that was effected in November 2019) per share.
Loss on conversion						$ 103,947
Maturity date											Jan. 23, 2020
BOBA Management Corporation [Member] | Convertible Promissory Note Due July 26, 2020 [Member]
Short-term Debt [Line Items]
Conversion price (in dollars per share) | $ / shares						$ 0.003																		$ 0.003
Description of conversion terms								The Company had the right to prepay the note provided it makes a prepayment penalty as set forth in the note. The outstanding principal amount of the note was convertible at any time into shares of the Company's common stock at a conversion price equal to 60% of the average of the lowest three trading bid prices during the previous ten (10) trading days, including the date the notice of conversion is received.
Face amount								$ 6,800
Convertible debt						$ 12,000																		$ 12,000
Number of shares issued on debt conversion | shares						5,752,981
Description of reverse stock split						(i) the convertible note acquired from JSJ Investments, Inc. in the aggregate principal amount of $12,000 plus accrued interest thereon of $4,911 into 5,752,981 pre reverse split (575,299 post reverse split that was effected in November 2019) shares of common stock at a conversion price of $0.003 pre reverse split ($0.03 post reverse split that was effected in November 2019) per share; and (ii) the convertible promissory note in the aggregate principal amount of $6,800 plus accrued interest thereon of $19 into 2,319,982 pre reverse split (231,999 post reverse split that was effected in November 2019) shares of common stock at a conversion price of $0.003 pre reverse split ($0.03 post reverse split that was effected in November 2019) per share, thereby extinguishing both notes.
Loss on conversion						$ 4,911
Maturity date								Jul. 26, 2020
Post reverse split shares | shares						575,299
Interest rate								8.00%
BOBA Management Corporation [Member] | Convertible Promissory Note Due July 16, 2019 [Member]
Short-term Debt [Line Items]
Face amount														$ 12,000
Accrued interest														4,862
Payment for settling penalty and legal fees														6,800
Debt gross proceeds														$ 16,862
Dieter Busenhart [Member]
Short-term Debt [Line Items]
Maturity date																													Jan. 17, 2021
Dieter Busenhart [Member] | Debt Purchase Agreement [Member]
Short-term Debt [Line Items]
Description of conversion terms			The Company received a notice of conversion converting the aggregate principal amount of the note outstanding, including interest thereon, totaling $53,595 into 3,370,725 shares of common stock at a conversion price of $0.159 per share, thereby extinguishing the note. The Company realized a loss on conversion of $71,122.		The Company may prepay the note at a premium ranging from 120% to 140% of the principal plus accrued interest. The outstanding principal amount of the note is convertible after 180 days, at the election of the holder into shares of the Company's common stock at a conversion price equal to 60% of the lowest three trading prices during the previous ten (10) trading days. On November 18, 2019, the Company and Dieter Busenhart entered into an exchange agreement, replacing the existing note with a new note with a maturity date of November 18, 2020, removing the conversion limitation of ownership of 9.99% and reducing the interest rate to 6% per annum.
Face amount					$ 50,000
Accrued interest					$ 3,485
Maturity date					Mar. 29, 2020
Interest rate					8.00%
Debt gross proceeds					$ 53,485
Dieter Busenhart [Member] | Convertible Promissory Note Due March 29, 2020 [Member]
Short-term Debt [Line Items]
Description of conversion terms			The Company received a notice of conversion converting the aggregate principal amount of the note outstanding, including interest thereon, totaling $23,273 into 1,463,706 shares of common stock at a conversion price of $0.159 per share, thereby extinguishing the note. The Company realized a loss on conversion of $30,884.		The outstanding principal amount of the note was convertible after 180 days, at the election of the holder into shares of the Company's common stock at a conversion price equal to 60% of the average three lowest trading prices during the previous ten trading days.
Face amount					$ 23,250
Maturity date					Nov. 12, 2020
Interest rate					6.00%
Odyssey Funding, LLC [Member] | Convertible Promissory Note Due November 15, 2020 [Member]
Short-term Debt [Line Items]
Description of conversion terms				The note had a maturity date of November 15, 2020 and a coupon of 10% per annum. The Company may prepay the note with prepayment penalties ranging from 120% to 145%. The outstanding principal amount of the note is convertible after 180 days, at the election of the holder into shares of the Company's common stock at a conversion price equal to 58% of the lowest trading price during the previous fifteen trading days.
Face amount				$ 200,000
Accrued interest																															27,657
Unamortized discount																															174,864
Maturity date				Nov. 15, 2020
Black Ice Advisors, LLC [Member] | Convertible Promissory Note Due on November 25, 2020 [Member]
Short-term Debt [Line Items]
Description of conversion terms		The note had a maturity date of November 25, 2020 and a coupon of 10% per annum. The Company may prepay the note with prepayment penalties ranging from 120% to 145%. The outstanding principal amount of the note is convertible after 180 days, at the election of the holder into shares of the Company's common stock at a conversion price equal to 58% of the lowest trading price during the previous fifteen trading days.
Face amount		$ 52,500
Accrued interest																															5,739
Unamortized discount																															$ 47,336
Maturity date		Nov. 25, 2020
Viktoria Akhmetova [Member]
Short-term Debt [Line Items]
Conversion price (in dollars per share) | $ / shares						$ 0.0063																		$ 0.0063
Accrued interest																								$ 26,321
Description of reverse stock split																			The balance of the note as of July 30, 2019, plus accrued interest thereon was $60,425 and was converted into 974,592 post reverse split shares of common stock on November 18, 2019.
Maturity date																			Sep. 13, 2018
Post reverse split shares | shares																								42,454